OTHER CURRENT ASSETS - Financial assets included in other current assets at amortized cost (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	¥ 5,428,133	¥ 6,206,819
Provision for bad debt	937,000
Other current assets [member]
Financial assets at amortized cost and stages for measurement of ECLs
Expected credit losses	3,153,226	2,224,511
Cost | Other current assets [member]
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	5,428,133	6,206,819
Accumulated Impairment
Financial assets at amortized cost and stages for measurement of ECLs
Expected credit losses	958,787	933,890	¥ 715,597	¥ 659,261
Accumulated Impairment | Other current assets [member]
Financial assets at amortized cost and stages for measurement of ECLs
Expected credit losses	3,153,226	2,224,511
12-month expected credit losses | Financial instruments not credit-impaired | Cost | Other current assets [member]
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	1,943,470	2,218,072
12-month expected credit losses | Financial instruments not credit-impaired | Accumulated Impairment | Other current assets [member]
Financial assets at amortized cost and stages for measurement of ECLs
Expected credit losses	2,988	5,961
Lifetime expected credit losses | Financial instruments not credit-impaired | Cost | Other current assets [member]
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	188,324	578,213
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated Impairment | Other current assets [member]
Financial assets at amortized cost and stages for measurement of ECLs
Expected credit losses	7,713	14,966
Lifetime expected credit losses | Financial instruments credit-impaired | Cost | Other current assets [member]
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	3,296,339	3,410,534
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated Impairment | Other current assets [member]
Financial assets at amortized cost and stages for measurement of ECLs
Expected credit losses	3,142,525	2,203,584
Within 1 year
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	1,832,596	2,385,470
Between 1 and 2 years
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	175,193	142,887
Between 2 and 3 years
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	36,709	191,228
Over 3 years
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	¥ 3,383,635	¥ 3,487,234